General Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
General Information

1.	General Information

Nature of Business

Merus N.V. is a clinical-stage immuno-oncology company developing innovative bispecific antibody therapeutics, headquartered in Utrecht, the Netherlands. Merus US, Inc. is a wholly-owned subsidiary of Merus N.V. located at One Broadway, Cambridge, Massachusetts, United States (“U.S.”). These consolidated financial statements as at and for year ended December 31, 2018 comprise Merus N.V. and Merus US, Inc. (collectively, the “Company”).

Merus N.V. was incorporated in the Netherlands, with its statutory seat in Utrecht. In connection with becoming a listed company on the Nasdaq Global Market (“Nasdaq”), on May 19, 2016, Merus N.V.’s legal structure under Dutch law was changed from a private company with limited liability (in Dutch: besloten vennootschap met beperkte aansprakelijkheid) to a public company with limited liability (in Dutch: naamloze vennootschap) and Merus N.V.’s name changed from “Merus B.V.” to “Merus N.V.” The address of the Company’s registered office is Yalelaan 62, 3584 CM Utrecht, The Netherlands.

Since inception, the Company has generated an accumulated loss of €175.1 million as of December 31, 2018. The Company expects to continue to incur significant expenses and operating losses for the foreseeable future as its bispecific antibody candidates advance through discovery, preclinical development and clinical trials and as it seeks regulatory approval and pursues commercialization of any approved bispecific antibody candidate.

As a result, the Company may need additional financing to support its continuing operations. Until the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operations through public equity offerings, debt financings, or other sources, which may include collaborations with third parties and business development opportunities. Adequate additional financing may not be available to the Company on acceptable terms, or at all. The Company’s inability to raise capital as and when needed would have a negative impact on its financial condition and ability to pursue its business strategy. The Company will need to generate significant revenues to achieve profitability and may never do so.

Based on the Company’s current operating plan, Merus expects that its existing cash and cash equivalents of €143.7 million and investments of €61.8 million as of December 31, 2018 will be sufficient to fund its operations into the second quarter of 2021.

Reverse Share Split

On May 6, 2016, the general meeting of the Company’s shareholders resolved to approve and effect a capital reorganization, based on a reverse share split. The effect of the reverse share split was a 1-for-1.8 reverse share split of the outstanding common and preferred shares held by the Company’s shareholders. This reverse share split became effective on May 6, 2016.

Initial Public Offering

On May 24, 2016, the Company closed the initial public offering of 5,500,000 of its common shares and, on May 26, 2016, of an additional 639,926 of its common shares, at a price to the public of $10.0 per share (the “IPO”). Net proceeds to the Company after deducting underwriting discounts and commissions and offering expenses were $53.3 million. On May 19, 2016, the Company’s common shares were listed on the Nasdaq and all of the Company’s preferred shares converted into common shares.

Follow-on Public Offering

On June 1, 2017, the Company filed with the U.S. Securities and Exchange Commission a registration statement on Form F-3 (Registration Number 333-218432) (the “F-3 Registration Statement”), under which it registered up to $250.0 million of its securities and 3,200,000 shares sold to Incyte Corporation (“Incyte”). The F-3 Registration Statement became effective on June 16, 2017. On June 1, 2017, the Company also entered into a sales agreement with Cowen and Company, LLC (“Cowen”), under which the Company may issue and sell from time to time up to $50.0 million of its common shares registered under the F-3 Registration Statement through Cowen as its sales agent. Sales of common shares, if any, will be made at market prices by any method that is deemed to be an “at the market” offering. The aggregate compensation payable to Cowen as sales agent equals 3.0% of the gross sales price of the shares sold through it pursuant to the sales agreement. No sales have been made by the Company under the sales agreement.

Private Placement of Common Shares

On February 13, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the purchasers named therein (the “Investors”). Pursuant to the Purchase Agreement, the Company agreed to sell an aggregate of 3,099,997 of its common shares, nominal value €0.09 per share, to the Investors at a purchase price equal to $18.0 per share (the “Private Placement”). The Purchase Agreement contained customary representations and warranties from the Company and the Investors and customary closing conditions. On February 15, 2018, the Company completed the sale under the Private Placement and received aggregate gross proceeds of approximately $55.8 million, or €44.8 million.